LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) In Thousands, unless otherwise specified	12 Months Ended																													12 Months Ended
	Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2012 USD ($)	Dec. 31, 2012 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2012 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2012 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2012 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2011 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2012 Loans Current [Member] EUR (€)	Dec. 31, 2011 Loans Current [Member] EUR (€)	Dec. 31, 2012 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2011 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2012 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2011 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2012 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2012 Commercial loans EUR (€)		Dec. 31, 2011 Commercial loans EUR (€)		Dec. 31, 2010 Commercial loans EUR (€)		Dec. 31, 2012 Consumer loans EUR (€)		Dec. 31, 2011 Consumer loans EUR (€)		Dec. 31, 2010 Consumer loans EUR (€)		Dec. 31, 2012 Loans Greek [Member] EUR (€)	Dec. 31, 2011 Loans Greek [Member] EUR (€)	Dec. 31, 2012 Loans Foreign [Member] EUR (€)	Dec. 31, 2011 Loans Foreign [Member] EUR (€)
Consumer:
Residential mortgages	€ 22,352,774		€ 22,910,751																																							€ 17,985,605	€ 18,762,689	€ 4,367,169	€ 4,148,062
Credit card	6,649,089		5,290,380																																							1,458,686	1,527,119	5,190,403	3,763,261
Auto financing	315,973		452,683																																							209,002	308,598	106,971	144,085
Other consumer	8,596,659		7,753,474																																							4,708,629	4,763,063	3,888,030	2,990,411
Total consumer	37,914,495		36,407,288																																							24,361,922	25,361,469	13,552,573	11,045,819
Commercial:
Industry and mining	7,701,334		7,104,347																																							5,132,238	4,084,213	2,569,096	3,020,134
Small scale industry	3,275,229		3,257,853																																							1,778,422	1,962,344	1,496,807	1,295,509
Trade	10,722,790		10,975,239																																							7,038,596	7,374,620	3,684,194	3,600,619
Construction	2,800,069		2,761,152																																							987,412	1,131,868	1,812,657	1,629,284
Tourism	730,960		759,258																																							454,471	479,955	276,489	279,303
Shipping and transportation	2,995,025		3,016,717																																							2,182,347	2,216,777	812,678	799,940
Commercial mortgages	1,282,145		1,422,040																																							663,725	774,709	618,420	647,331
Public sector	5,846,350		8,991,864																																							5,607,992	8,711,152	238,358	280,712
Other	1,297,760		1,567,477																																							111,129	88,376	1,186,631	1,479,101
Total commercial	36,651,662		39,855,947																																							23,956,332	26,824,014	12,695,330	13,031,933
Total loans	74,566,157		76,263,235																																							48,318,254	52,185,483	26,247,903	24,077,752
Unearned income	(232,387)		(260,378)																																							(53,048)	(92,749)	(179,339)	(167,629)
Loans, net of unearned income	74,333,770		76,002,857				97,130,237																																			48,265,206	52,092,734	26,068,564	23,910,123
Less: Allowance for loan losses	(7,317,844)		(6,550,635)				(9,562,059)
Net Loans	67,015,926		69,452,222				87,568,178																																			42,467,887	46,658,906	24,548,039	22,793,316
Allowance for loan Losses
Balance at beginning of year					2,065,178																									3,989,607		1,498,065		1,061,031		2,561,028		1,677,340		1,004,147		5,797,319	5,433,828	1,520,525	1,116,807
Provision for loan losses	2,285,555		2,383,530		1,204,995																									1,071,755		1,384,530		493,190		1,213,800		999,000		711,805
Write-offs	(220,430)		(169,512)		(140,371)																									(145,819)		(84,061)		(86,628)		(74,611)		(85,451)		(53,743)
Recoveries	18,575		31,200		23,249																									5,341		7,565		12,171		13,234		23,635		11,078
Net write-offs	(201,855)		(138,312)		(117,122)																									(140,478)		(76,496)		(74,457)		(61,377)		(61,816)		(42,665)
Translation differences	11,235		(82,483)		22,354																									2,296		(28,987)		18,301		8,939		(53,496)		4,053
Allowance at end of year																														3,595,454		3,989,607		1,498,065		3,722,390		2,561,028		1,677,340		5,797,319	5,433,828	1,520,525	1,116,807
Provision for loans eligible to the PSI	36,751	[1]	1,319,739	[1]	0	[1]																								36,751	[1]	1,319,739	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Sale of impaired loans	(7,987)		(107,244)		0																									(7,987)		(107,244)		0		0		0		0
Loans exchanged through the PSI	(1,356,490)	[1]	0	[1]	0	[1]																								(1,356,490)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Roll Forward Of Impairment Loans
Opening balance as of January 1,	19,941,991		8,385,975
Impaired loans in the period	6,558,874		12,712,334
Loans transferred to non-impaired status	(92,560)		(238,211)
Impaired loans paid-off	(1,102,065)		(450,205)
Sale of impaired loans	(7,987)		(107,244)
Impaired loans written-off	(220,430)		(169,512)
Foreign exchange differences	24,521		(191,146)
Closing balance as of December 31,	23,323,322		19,941,991		8,385,975
Loans exchanged through the PSI	(1,779,022)		0
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic	5,040,176		5,160,819
Total Loans eligible to the PSI	0		1,779,022
Total Loans to public sector entities	961,918		905,007
Total Corporate and Small Business loans	530,644		766,551
Total Mortgage loans	1,322,342		1,410,907
Total loans	7,855,080		10,022,306
Total Securities purchased under agreement to resell	30,067		342,050
Total Other assets	474,457		400,604
Total Loans Exposure to Hellenic Republic	8,359,604		10,764,960
Allowance for loan losses to Hellenic Republic	(414,779)		(400,609)
Allowance for loan losses Eligible to the Psi	0		(1,319,739)
Allowance for loan losses to public sector entities	(118,459)		(134,883)
Allowance for Corporate and Small Business loan losses	(75,084)		(98,425)
Allowance for Mortgage loan losses	(3,738)		0
Allowance for Total loan losses	(612,060)		(1,953,656)
Allowance for loan losses on Securities purchased under agreement to resell			0
Allowance For Other Assets Losses	(24,572)		(39,400)
Total Allowance for loan losses Exposure to Hellenic Republic	(636,632)		(1,993,056)
Greek
Residential mortgages														1,109,010	1,180,533	4,105,851	2,629,140	5,214,861	3,809,673	12,770,744	14,953,016	0	0	17,985,605	18,762,689	572,846	591,445	4,554,572	2,798,058
Credit card														58,768	64,609	639,484	540,059	698,252	604,668	760,434	922,451	0	0	1,458,686	1,527,119	26,850	22,561	612,634	517,498
Other consumer														292,061	326,768	2,138,522	1,669,764	2,430,583	1,996,532	2,487,048	3,075,129	0	0	4,917,631	5,071,661	92,809	71,133	2,535,817	1,994,051
Small business loans														138,849	213,343	1,649,627	1,094,178	1,788,476	1,307,521	1,865,363	2,562,702	0	0	3,653,839	3,870,223	8,212	15,488	1,996,481	1,477,372
Other commercial loans														321,706	285,165	2,868,291	1,753,830	3,189,997	2,038,995	17,112,496	20,914,796	0	0	20,302,493	22,953,791	129,166	69,278	3,031,762	1,936,790
Total Greek loans														1,920,394	2,070,418	11,401,775	7,686,971	13,322,169	9,757,389	34,996,085	42,428,094	0	0	48,318,254	52,185,483	829,883	769,905	12,731,266	8,723,769
Foreign
Residential mortgages														210,264	203,456	205,516	177,586	415,780	381,042	3,771,134	3,492,116	180,255	274,904	4,367,169	4,148,062	0	174	238,899	248,797
Credit card														126,365	116,981	471,470	341,014	597,835	457,995	4,592,568	3,305,266	0	0	5,190,403	3,763,261	0	0	551,100	360,289
Other consumer														179,879	169,789	504,778	398,985	684,657	568,774	3,310,344	2,565,722	0	0	3,995,001	3,134,496	1,662	253	590,087	505,627
Small business loans														95,767	98,124	623,843	511,061	719,610	609,185	1,954,899	1,648,877	0	0	2,674,509	2,258,062	43,112	677	640,248	582,707
Other commercial loans														143,928	339,631	1,129,416	984,436	1,273,344	1,324,067	8,747,121	9,447,461	356	2,343	10,020,821	10,773,871	161,002	155,977	1,174,149	1,045,752
Total foreign loans														756,203	927,981	2,935,023	2,413,082	3,691,226	3,341,063	22,376,066	20,459,442	180,611	277,247	26,247,903	24,077,752	205,776	157,081	3,194,483	2,743,172
Total loans														2,676,597	2,998,399	14,336,798	10,100,053	17,013,395	13,098,452	57,372,151	62,887,536	180,611	277,247	74,566,157	76,263,235	1,035,659	926,986	15,925,749	11,466,941
Greek
Satisfactory								590,889	906,577	9,042,150	11,283,505	9,633,039	12,190,082
Watchlist								1,129,338	1,528,817	7,913,871	9,486,380	9,043,209	11,015,197
Substandard								1,933,612	1,434,829	3,346,472	2,183,906	5,280,084	3,618,735
Total Greek								3,653,839	3,870,223	20,302,493	22,953,791	23,956,332	26,824,014
Foreign
Satisfactory								1,976,482	1,156,800	7,313,885	9,800,548	9,290,367	10,957,348
Watchlist								444,161	687,173	1,155,314	769,048	1,599,475	1,456,221
Substandard								253,866	414,089	1,551,622	204,275	1,805,488	618,364
Total Foreign								2,674,509	2,258,062	10,020,821	10,773,871	12,695,330	13,031,933
Total								€ 6,328,348	€ 6,128,285	€ 30,323,314	€ 33,727,662	€ 36,651,662	€ 39,855,947

[1]	Provision due to the PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).